Other payables	3 Months Ended
Mar. 31, 2023
Other Payables [Abstract]
Other payables	Other payables
Current other payables

	March 31, 2023	December 31, 2022
	£’000	£’000
Accruals	16,232	15,801
Other payables	1,301	814
Other taxation and social security	4,404	2,830
Corporation tax	179	10
	22,116	19,455

Non-current other payables

	31 March, 2023	31 December, 2022
	£’000	£’000
Other payables	442	377
	442	377